Reportable segments (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total Capital Expenditures	$ 239	$ 1,355
Infrastructure [Member]
Total Capital Expenditures	239	1,355
Telecommunications [Member]
Total Capital Expenditures	$ 0	$ 0